As filed with the United States Securities and Exchange Commission on April 11, 2017

1933 Act Registration No. 002-85905

1940 Act Registration No. 811-03826

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 97	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 97	☐

(Check appropriate box or boxes.)

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Peter Davidson, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 11th day of April, 2017.

Registrant: AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris (Sheri Morris)	President & Treasurer (Principal Executive Officer)	April 11, 2017

/s/ David C. Arch* (David C. Arch)	Trustee	April 11, 2017

/s/ James T. Bunch* (James T. Bunch)	Trustee	April 11, 2017

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	April 11, 2017

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	April 11, 2017

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	April 11, 2017

/s/ Cynthia Hostetler** (Cynthia Hostetler)	Trustee	April 11, 2017

/s/ Eli Jones* (Eli Jones)	Trustee	April 11, 2017

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	April 11, 2017

/s/ Teresa M. Ressel** (Teresa M. Ressel)	Trustee	April 11, 2017

/s/ Larry Soll* (Larry Soll)	Trustee	April 11, 2017

/s/ Ann Barnett Stern** (Ann Barnett Stern)	Trustee	April 11, 2017

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	April 11, 2017

/s/ Philip A. Taylor* (Philip A. Taylor)	Trustee	April 11, 2017

/s/ Robert C. Troccoli* (Robert C. Troccoli)	Trustee	April 11, 2017

/s/ Christopher L. Wilson** (Christopher L. Wilson)	Trustee	April 11, 2017

/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	April 11, 2017

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated May 4, 2016, filed in the Registrant’s Post-Effective Amendment No. 91 on August 24, 2016.
**	Sheri Morris, pursuant to powers of attorney dated March 28, 2017, filed in the Registrant’s post-Effective Amendment No. 96 on March 31, 2017.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def